Schedule of assets and liabilities classified as held for sale (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets held for sale – investment in an affiliate (Light)		R$ 1,258
Assets held for sale – investment in an jointly controlled (Renova)
Net income after taxes - discontinued operations		R$ 1,258